Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 11 — Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. The following table summarizes the components of acquired goodwill balances as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Goodwill from Shenzhen Yitian acquisition(a)	92,990,256	-	-
Goodwill from Shanghai Guoyu acquisition(b)	13,283,750	-	-
Goodwill	106,274,006	-	-

(a)	For the year eneded December 31, 2022, goodwill from Shenzhen Yitian acquisition was RMB 92,990,256, representing the excess fair value of consideration over the identifiable assets of Shenzhen Yitian acquired by Beijing WiMi in 2015 for the central processing algorithm services segment. For the year ended December 31, 2023, the Comapny engaged Asia-Pacific Consulting and Appraisal Limited, a thrid-party valuator, to perfrom a valuation of Shenzhen Yitian. According to the valuation report, as of December 31, 2023, the fair value of Shenzhen Yitian was RMB 203,596,096 (USD 28,745,548), while its carrying value was RMB 203,596,130 (USD 28,745,553). As the carrying value exceeded the fair value of Shenzhen Yitian, the Company fully impaired related goodwill and recognized an impairment loss of $93 million for the year ended December 31, 2023.

(b)	Weidong and YY Online acquired Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 13.4 million in 2021. The excess fair value of consideration over the identifiable assets acquired of RMB 106.2 million was allocated to goodwill for the central processing algorithm services segment. For the year ended December 31, 2023, the Comapny engaged Asia-Pacific Consulting and Appraisal Limited, a thrid-party valuator, to perfrom a valuation of Shanghai Guoyu. According to the valuation report, as of December 31, 2023, the fair value of Shanghai Guoyu equaled to its carrying value, RMB 159,306 (USD 22,492). Accordingly, the Company fully impaired related goodwill and recognized an impairment loss of RMB 13,274,006 (USD 1,874,145) for the year ended December 31, 2023.

The changes in the carrying amount of goodwill allocated to reportable segments as of December 31, 2022 and 2023 are as follows:

	Central processing algorithm services	Intelligent chips and services	Total
As of December 31, 2021	116,090,143	36,689,172	152,779,315
Less: goodwill impairment loss	-	(36,689,172)	(36,689,172)
Translation difference	(9,816,137)	-	(9,816,137)
As of December 31, 2022	106,274,006	-	106,274,006
Less: goodwill impairment loss	(106,274,006)	-	(106,274,006)
As of December 31, 2023	-	-	-